UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James  Ash

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  12/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
Principal Amount ($)		Yield (a)	Maturity	Market Value
	BONDS & NOTES - 72.6%
	AGRICULTURE - 0.4%
100,000	Altria Group, Inc.	9.2500	8/6/2019	$ 134,276

	AIRLINES - 0.3%
92,000	Southwest Airlines Co.	5.2500	10/1/2014	98,184

	AUTO MANUFACTURERS - 0.3%
100,000	Daimler Finance North America LLC	6.5000	11/15/2013	108,920

	BANKS - 3.6%
100,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC (b)	8.6350	2/22/2017	87,000
125,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	132,021
100,000	Banco de Credito del Peru/Panama (b)	6.8750	9/16/2026	102,250
100,000	Banco Mercantil del Norte SA (b)	6.8620	10/13/2021	101,000
100,000	Citigroup, Inc. (d)	6.0000	12/13/2013	103,476
100,000	Development Bank of Kazakhstan JSC	7.3750	11/12/2013	103,060
100,000	JPMorgan Chase & Co.	4.9500	3/25/2020	106,287
100,000	Korea Development Bank	8.0000	1/23/2014	110,027
100,000	OVERSEA-CHINESE BANKING	4.2500	11/18/2019	102,750
100,000	Royal Bank of Canada	2.3000	7/20/2016	101,655
100,000	VTB Bank OJSC Via VTB Capital SA	6.8750	5/29/2018	102,250
100,000	Wells Fargo & Co.	4.6000	4/1/2021	109,668
				1,261,444
	BEVERAGES - 0.8%
100,000	Anheuser-Busch InBev Worldwide, Inc.	5.3750	11/15/2014	111,113
100,000	Coca-Cola	1.8000	9/1/2016	101,715
80,000	Corp Lindley SA (c)	6.7500	11/23/2021	81,600
				294,428
	BIOTECHNOLOGY - 0.5%
50,000	Amgen, Inc.	3.8750	11/15/2021	50,456
100,000	Biogen Idec, Inc.	6.8750	3/1/2018	120,867
				171,323
	CHEMICALS - 0.3%
100,000	Ecolab, Inc.	2.3750	12/8/2014	101,942

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.0%
50,000	Citigroup Commercial Mortgage Trust 2008-C7 A4 (b)	6.0720	12/10/2049	55,535
2,289,112	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 XP (b,c,d)	0.1837	11/15/2044	12,741
25,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 ASB	5.2780	12/11/2049	25,751
20,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.3220	12/11/2049	21,213
1,876,836	JP Morgan Chase Commercial Mortgage Securities Corp. 2006 - LDP8 (b,d)	0.5553	5/15/2045	38,180
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011 - PLSD A2 (c)	3.3638	11/13/2044	25,252
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007 - CB19 A4 (b)	5.7402	2/12/2049	27,049
2,659,088	LB-UBS Commercial Mortgage Trust 2006 - C7 XCL (b,c,d)	0.2873	11/15/2038	46,957
2,214,240	LB-UBS Commercial Mortgage Trust 2006 - C7 XW (b,c,d)	0.6641	11/15/2038	55,670
25,000	Morgan Stanley Capital I 2005 - HQ7 AM (b)	5.2025	11/14/2042	26,228
				334,576
	COSMETICS/PERSONAL CARE - 0.4%
100,000	Procter & Gamble Co.	5.5500	3/5/2037	132,815

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
100,000	American Express Credit Corp.	2.7500	9/15/2015	100,530
150,000	General Electric Capital Corp.	3.3500	10/17/2016	156,210
100,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	143,875
				400,615
	ELECTRIC - 1.9%
100,000	EGE Haina Finance Co.	9.5000	4/26/2017	101,000
100,000	Enersis SA/Cayman Island	7.3750	1/15/2014	109,278
100,000	Hongkong Electric Finance Ltd.	4.2500	12/14/2020	103,841
100,000	Hydro Quebec	2.0000	6/30/2016	102,084
100,000	Midamerican Energy Holdings Co.	6.5000	9/15/2037	125,563
125,000	Southern Power Co.	4.8750	7/15/2015	136,824
				678,590

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
Principal Amount ($)		Yield (a)	Maturity	Market Value
	ENGINEERING & CONSTRUCTION - 0.3%
100,000	Odebrecht Finance Ltd.	7.5000	9/29/2049	$ 97,750

	FOOD - 1.6%
100,000	CCL Finance Ltd.	9.5000	8/15/2014	111,375
100,000	General Mills, Inc.	3.1500	12/15/2021	101,312
100,000	Kellogg Co.	7.4500	4/1/2031	136,372
100,000	Kraft Foods, Inc.	5.3750	2/10/2020	115,385
100,000	Kroger Co.	7.5000	1/15/2014	111,758
				576,202
	FOREIGN GOVERNMENT - 0.6%
100,000	1Malaysia Sukuk Global Bhd	3.9280	6/4/2015	104,020
100,000	Mexico Government International Bond	5.6250	1/15/2017	115,000
				219,020
	HEALTHCARE-PRODUCTS - 0.6%
100,000	Becton Dickinson and Co.	3.1250	11/8/2021	103,449
100,000	Covidien International Finance SA	2.8000	6/15/2015	103,810
				207,259
	HEALTHCARE-SERVICES - 0.3%
100,000	WellPoint Inc.	5.8750	6/15/2017	115,226

	HOME EQUITY - ASSET BACKED SECURITY - 1.2%
598,898	GSAA Trust	6.0000	11/25/2037	428,016

	INSURANCE - 0.6%
100,000	Berkshire Hathaway Inc.	3.2000	2/11/2015	106,016
100,000	MetLife Inc.	5.7000	6/15/2035	111,615
				217,631
	INVESTMENT COMPANIES - 0.8%
250,000	Temasek Financial I Ltd.	4.3000	10/25/2019	268,446

	MEDIA - 1.1%
100,000	Comcast Corp.	5.8500	11/15/2015	113,773
100,000	Globo Comunicacao e Participacoes SA (e)	6.2500		104,750
50,000	News America, Inc.	6.6500	11/15/2037	56,647
100,000	Time Warner Cable, Inc.	5.0000	2/1/2020	109,563
				384,733
	MINING - 0.9%
100,000	AngloGold Ashanti Holdings PLC	5.3750	4/15/2020	99,345
100,000	Corp Nacional del Cobre de Chile	3.7500	11/4/2020	101,555
100,000	Southern Copper Corp.	6.3750	7/27/2015	108,789
				309,689
	MISCELLANEOUS MANUFACTURING - 0.5%
50,000	3M Co.	5.7000	3/15/2037	67,153
100,000	Illinois Tool Works, Inc. (c)	3.3750	9/15/2021	104,548
				171,701
	MULTI-NATIONAL - 0.6%
100,000	Corp Andina de Fomento	3.7500	1/15/2016	101,541
100,000	Eurasian Development Bank	7.3750	9/29/2014	104,500
				206,041
	OIL & GAS - 2.7%
100,000	ConocoPhillips	6.5000	2/1/2039	138,327
100,000	Devon Energy Corp.	6.3000	1/15/2019	122,316
100,000	Empresa Nacional del Petroleo (c)	4.7500	12/6/2021	99,582
100,000	Pacific Rubiales Energy Corp. (c)	7.2500	12/12/2021	100,500
100,000	Pemex Project Funding Master Trust	6.6250	6/15/2035	113,375
193,950	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.8320	9/30/2016	207,526
150,000	Valero Energy Corp.	6.1250	2/1/2020	166,849
				948,475
	PIPELINES - 0.7%
100,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	112,949
100,000	ONEOK Partners LP	6.1250	2/1/2041	115,211
				228,160

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
Principal Amount ($)		Yield (a)	Maturity	Market Value
	REITS - 0.5%
100,000	Boston Properties LP	4.1250	5/15/2021	$ 100,630
75,000	Simon Property Group LP	5.6500	2/1/2020	85,954
				186,584
	RETAIL - 0.6%
100,000	Target Corp.	3.8750	7/15/2020	110,479
100,000	Wal-Mart Stores, Inc.	3.2500	10/25/2020	106,932
				217,411
	TELECOMMUNICATIONS - 0.7%
50,000	Koninklijke KPN NV	8.3750	10/1/2030	64,155
100,000	Motorola Solutions, Inc.	6.0000	11/15/2017	112,087
50,000	NII Capital Corp.	8.8750	12/15/2019	52,625
				228,867
	TOYS/GAMES/HOBBIES - 0.3%
100,000	Mattel Inc.	2.5000	11/1/2016	100,643

	TRANSPORTATION - 0.3%
100,000	United Parcel Service, Inc.	3.1250	1/15/2021	106,080

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.7%
141,083	Fannie Mae Pool (f)	4.0000	10/1/2041	146,200
498,384	Fannie Mae Pool (f)	4.0000	11/1/2041	516,463
238,294	Fannie Mae REMICS (f)	4.0000	3/25/2041	230,562
532,849	Fannie Mae REMICS (f)	4.5000	7/25/2040	565,887
557,000	Fannie Mae REMICS (f)	5.0000	6/25/2040	611,628
401,667	Fannie Mae REMICS (f)	5.0000	11/25/2041	466,992
430,588	Fannie Mae REMICS (b,f)	6.2390	3/25/2031	422,200
681,198	Freddie Mac Gold Pool (f)	5.5000	7/1/2038	741,401
500,000	Freddie Mac REMICS (f)	3.5000	11/15/2041	461,563
319,062	Freddie Mac REMICS (f)	4.0000	11/15/2041	306,520
283,607	Freddie Mac REMICS (f)	5.0000	12/15/2034	318,866
				4,788,282
	U.S. GOVERNMENT OBLIGATIONS - 15.9%
60,000	United States Treasury Bond	4.2500	11/15/2040	76,350
370,000	United States Treasury Bond	4.3750	11/15/2039	480,364
20,000	United States Treasury Bond	4.7500	2/15/2037	27,147
35,000	United States Treasury Bond	6.0000	2/15/2026	50,444
100,000	United States Treasury Bond	6.1250	11/15/2027	148,625
320,000	United States Treasury Bond	8.0000	11/15/2021	500,150
125,000	United States Treasury Bond	8.7500	8/15/2020	197,158
890,000	United States Treasury Note	0.6250	2/28/2013	894,624
535,000	United States Treasury Note	1.2500	10/31/2015	548,709
360,000	United States Treasury Note	1.5000	7/31/2016	372,178
1,230,000	United States Treasury Note	1.8750	4/30/2014	1,274,587
185,000	United States Treasury Note	2.3750	7/31/2017	198,832
250,000	United States Treasury Note	2.3750	5/31/2018	268,086
495,000	United States Treasury Note	2.7500	11/30/2016	540,440
				5,577,694
	WHOLE LOAN COLLATERAL CMO - 17.5%
505,000	Adjustable Rate Mortgage Trust (b)	1.2736	6/25/2035	212,525
467,122	Citicorp Mortgage Securities Inc. (b)	5.5000	2/25/2037	399,096
558,905	Credit Suisse First Boston Mortgage Securities Corp.	5.2500	9/25/2035	475,505
1,000,000	Credit Suisse Mortgage Capital Certificates (c)	10.5936	6/26/2037	698,757
427,021	JP Morgan Reremic (b,c)	3.5000	7/26/2036	431,447
312,720	Morgan Stanley Mortgage Loan Trust	5.0000	11/25/2018	320,268
534,883	Morgan Stanley Mortgage Loan Trust (b)	5.6833	6/25/2036	350,627
721,052	PHH Alternative Mortgage Trust	6.0000	5/25/2037	539,503
805,096	Residential Accredit Loans, Inc. - support	6.5000	8/25/2036	472,123
377,684	Residential Funding Mortgage Securities I	4.7500	9/25/2018	386,897
518,746	Structured Asset Securities Corp.	4.7500	9/25/2019	520,507
306,212	Structured Asset Securities Corp. (b)	5.1370	12/25/2033	305,203
410,756	Structured Asset Securities Corp. (e)	5.4000	6/25/2034	397,343
638,928	WaMu Mortgage Pass Through Certificates	4.5000	11/25/2033	638,970
				6,148,771

	TOTAL BONDS & NOTES (Cost - $25,403,806)			25,449,794

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

No of Contracts		Maturity	Market Value
PURCHASED PUT OPTIONS - 0.0%
1	NASDAQ 100 E-MINI @ 1970	12-Jan	$ 44
TOTAL PURCHASED PUT OPTIONS (Cost - $260)

	TOTAL INVESTMENTS - 72.6% (Cost - $25,404,066) (g)		$ 25,449,838
	OTHER ASSETS LESS LIABILITIES - 27.4%		9,597,534
	NET ASSETS - 100.0%		$ 35,047,372

REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)	Variable rate security; the rate shown represents the rate at December 31, 2011.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2011, these securities amounted to $1,789,075 or 5.10% of net assets.
(d)	Interest only security.
(e)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2011.
(f)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.

(g)

Represents cost for financial reporting purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 146,327
		Unrealized Depreciation:	(100,555)
		Net Unrealized Appreciation:	$ 45,772

SCHEDULE OF FINANCIAL FUTURES
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	AUSTRALIAN DOLLAR DENOMINATED
2	90-DAY BANK BILL	12-Dec	$ 1,966,675	$ 1,967,070	$ 395
4	90-DAY BANK BILL	12-Jun	3,937,297	3,936,182	(1,115)
(2)	90-DAY BANK BILL	12-Mar	(1,962,182)	(1,961,761)	421
2	90-DAY BANK BILL	12-Sep	1,968,994	1,969,316	322
6	AUST 10Y BOND	12-Mar	582,803	589,754	6,951
8	AUST 3YR BOND	12-Mar	792,884	791,647	(1,237)
(2)	SPI 200	12-Mar	(213,062)	(205,150)	7,912
					13,649
	CANADIAN DOLLAR DENOMINATED
2	BANK ACCEPT	12-Jun	484,823	483,746	(1,077)
(1)	BANK ACCEPT	12-Mar	(241,873)	(241,751)	122
2	CAN 10YR BOND	12-Mar	259,218	262,097	2,879
(2)	CANOLA (WCE)	12-Mar	(20,106)	(20,535)	(429)
					1,495
	EURO DENOMINATED
64	3MO EURO EURIBOR	12-Dec	20,524,829	20,547,851	23,022
5	3MO EURO EURIBOR	13-Dec	1,598,545	1,601,170	2,625
15	3MO EURO EURIBOR	12-Jun	4,809,810	4,814,687	4,877
12	3MO EURO EURIBOR	13-Jun	3,843,131	3,849,223	6,092
3	3MO EURO EURIBOR	12-Mar	961,334	961,577	243
15	3MO EURO EURIBOR	13-Mar	4,808,125	4,814,444	6,319
2	3MO EURO EURIBOR	14-Mar	638,637	639,820	1,183
21	3MO EURO EURIBOR	12-Sep	6,736,124	6,743,625	7,501
8	3MO EURO EURIBOR	13-Sep	2,561,013	2,564,334	3,321
(1)	DAX INDEX	12-Mar	(187,562)	(191,175)	(3,613)
3	EURO STOXX 50	12-Mar	88,977	89,742	765
28	EURO-BOBL	12-Mar	4,483,288	4,540,342	57,054
26	EURO-BUND	12-Mar	4,584,396	4,685,453	101,057
61	EURO-SCHATZ	12-Mar	8,701,555	8,723,712	22,157
(1)	Euro-BTP	12-Mar	(120,758)	(118,736)	2,022
					234,625
	HONG KONG DOLLAR DENOMINATED
(3)	H-SHARES IDX	12-Jan	(191,862)	(192,557)	(695)
(4)	HANG SENG IDX	12-Jan	(476,787)	(475,223)	1,564
					869
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	JAPANESE YEN DENOMINATED
5	3MO EUROYEN TFX	12-Dec	$ 1,619,832	$ 1,619,344	$ (488)
7	3MO EUROYEN TFX	13-Mar	2,267,797	2,267,082	(715)
1	3MO EUROYEN TFX	12-Sep	323,999	323,885	(114)
4	JPN 10Y BOND(TSE)	12-Mar	7,378,234	7,406,579	28,345
(5)	NIKKEI 225 (OSE)	12-Mar	(554,531)	(549,343)	5,188
(2)	TOPIX INDX	12-Mar	(194,188)	(189,312)	4,876
					37,092
	NEW ZEALAND DOLLAR DENOMINATED
1	NEW ZEAL 3MO BILL	12-Jun	756,045	756,682	637
2	NEW ZEAL 3MO BILL	12-Mar	1,513,943	1,513,830	(113)
					524
	REPUBLIC OF KOREA WON DENOMINATED
4	US DOLLAR	12-Jan	40,246	40,033	(213)

	SINGAPORE DOLLAR DENOMINATED
(1)	MSCI SING IX ETS	12-Jan	(47,069)	(46,321)	748

	SOUTH AFRICAN RAND DENOMINATED
1	FTSE/JSE TOP 40	12-Mar	36,193	35,340	(853)

	SWISS FRANC DENOMINATED
2	Euro CHF 3MO LIFFE	12-Mar	533,445	533,152	(293)

	UK POUNDS DENOMINATED
20	90DAY STERLING	12-Dec	3,843,046	3,844,561	1,515
4	90DAY STERLING	12-Jun	768,601	768,679	78
17	90DAY STERLING	13-Jun	3,265,196	3,267,547	2,351
10	90DAY STERLING	12-Mar	1,921,523	1,921,309	(214)
18	90DAY STERLING	13-Mar	3,459,017	3,460,455	1,438
19	90DAY STERLING	12-Sep	3,651,944	3,652,333	389
(44)	90DAY STERLING	12-Sep	(8,450,107)	(8,458,034)	(7,927)
3	90DAY STERLING	13-Sep	576,510	576,393	(117)
(3)	COCOA - LI	12-Mar	(70,954)	(64,348)	6,606
(1)	COCOA - LI	12-May	(24,263)	(21,714)	2,549
2	FTSE 100 IDX	12-Mar	169,885	172,092	2,207
(1)	FTSE 100 IDX	12-Mar	(84,251)	(86,046)	(1,795)
13	LONG GILT	12-Mar	2,327,455	2,363,080	35,625
					42,705
	US DOLLAR DENOMINATED
1	90DAY EURO	12-Dec	248,351	248,113	(238)
9	90DAY EURO	13-Dec	2,230,450	2,230,988	538
(59)	90DAY EURO	12-Jun	(14,651,188)	(14,646,013)	5,175
22	90DAY EURO	13-Jun	5,463,413	5,457,925	(5,488)
7	90DAY EURO	12-Mar	1,738,825	1,738,713	(112)
17	90DAY EURO	13-Mar	4,222,600	4,218,125	(4,475)
1	90DAY EURO	14-Mar	247,612	247,675	63
(12)	90DAY EURO	12-Sep	(2,976,862)	(2,977,950)	(1,088)
22	90DAY EURO	13-Sep	5,459,638	5,456,550	(3,088)
22	A$ CURRENCY	12-Mar	2,205,220	2,237,620	32,400
(3)	A$ CURRENCY	12-Mar	(296,830)	(305,130)	(8,300)
(39)	BP CURRENCY	12-Mar	(3,772,562)	(3,778,125)	(5,563)
6	BRENT CRUDE	12-Feb	650,760	644,280	(6,480)
(5)	BRENT CRUDE	12-Mar	(542,900)	(534,350)	8,550
(26)	C$ CURRENCY	12-Mar	(2,533,790)	(2,553,460)	(19,670)
(13)	CHF CURRENCY	12-Mar	(1,736,556)	(1,733,875)	2,681
(13)	COCOA	12-Mar	(323,720)	(274,170)	49,550
(1)	COFF ROBUSTA 10tn	12-Mar	(18,730)	(18,100)	630
1	COFF ROBUSTA 10tn	12-May	18,960	18,450	(510)
1	COFFEE 'C'	12-Mar	88,575	85,069	(3,506)
(5)	COFFEE 'C'	12-Mar	(427,556)	(425,344)	2,212
2	COFFEE 'C'	12-May	171,582	172,238	656
(5)	COPPER	12-Mar	(421,275)	(429,500)	(8,225)
(26)	CORN	12-Mar	(789,275)	(840,450)	(51,175)
1	CORN	12-May	31,525	32,738	1,213
(7)	COTTON NO.2	12-Mar	(324,390)	(321,300)	3,090
2	COTTON NO.2	12-May	91,830	91,680	(150)
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
3	DJIA MINI e-CBOT	12-Mar	$ 179,500	$ 182,250	$ 2,750
(57)	EURO FX CURR	12-Mar	(9,438,438)	(9,239,700)	198,738
(1)	GAS OIL (ICE)	12-Feb	(91,550)	(91,800)	(250)
3	GAS OIL (ICE)	12-Jan	283,100	277,200	(5,900)
(1)	GAS OIL (ICE)	12-Mar	(91,450)	(91,200)	250
3	GASOLINE RBOB	12-Feb	329,204	334,832	5,628
(3)	GASOLINE RBOB	12-Mar	(325,890)	(334,555)	(8,665)
6	GOLD 100 OZ	12-Feb	948,745	940,080	(87,400)
(2)	GOLD 100 OZ	12-Feb	(225,960)	(313,360)	3,550
(5)	HEATING OIL	12-Feb	(606,673)	(611,982)	(5,309)
3	HEATING OIL	12-Mar	360,502	366,143	5,641
37	JPN YEN CURR	12-Mar	5,959,669	6,017,125	57,456
2	LEAN HOGS	12-Apr	74,330	70,160	(4,170)
2	LEAN HOGS	12-Feb	71,330	67,440	(3,890)
(6)	LEAN HOGS	12-Feb	(201,060)	(202,320)	(1,260)
(3)	LIVE CATTLE	12-Apr	(150,890)	(150,540)	350
4	LIVE CATTLE	12-Feb	197,240	194,320	(2,920)
(4)	LIVE CATTLE	12-Feb	(196,080)	(194,320)	1,760
(2)	LME COPPER	12-Jan	(381,397)	(379,750)	1,647
(1)	LME LEAD	12-Jan	(50,078)	(50,444)	(366)
(1)	LME NICKEL	12-Jan	(111,456)	(112,386)	(930)
(1)	LME NICKEL	12-Mar	(103,648)	(112,290)	(8,642)
(4)	LME PRI ALUM	12-Feb	(204,258)	(200,700)	3,558
(1)	LME PRI ALUM	12-Jul	(51,763)	(51,338)	425
(6)	LME PRI ALUM	12-Mar	(306,279)	(302,775)	3,504
(1)	LME PRI ALUM	12-May	(51,275)	(50,869)	406
(2)	LME ZINC	12-Jan	(96,756)	(91,538)	5,218
(1)	LME ZINC	12-May	(45,975)	(46,400)	(425)
(43)	MEXICAN PESO	12-Mar	(1,550,388)	(1,534,025)	16,363
(15)	MSCI TAIWAN INDEX	12-Jan	(377,630)	(380,250)	(2,620)
7	NASDAQ 100 E-MINI	12-Mar	318,893	318,430	(463)
(3)	NASDAQ 100 E-MINI	12-Mar	(136,040)	(136,470)	(430)
(8)	NATURAL GAS	12-Feb	(260,220)	(239,120)	21,100
(9)	NATURAL GAS	12-Mar	(287,460)	(271,440)	16,020
2	NEW ZEALAND	12-Mar	154,000	155,340	1,340
1	RUSSELL 2000 MINI	12-Mar	73,420	73,880	460
(1)	RUSSELL 2000 MINI	12-Mar	(72,970)	(73,880)	(910)
1	S&P MID 400 EMINI	12-Mar	87,880	87,730	(150)
22	S&P500 EMINI	12-Mar	1,363,322	1,377,750	14,428
(1)	S&P500 EMINI	12-Mar	(61,002)	(62,625)	(1,623)
1	SILVER FUTURE	12-Mar	158,235	139,575	(18,660)
(1)	SILVER FUTURE	12-Mar	(147,300)	(139,575)	7,725
(7)	SGX S&P CNX NIFTY	12-Jan	(66,633)	(64,764)	1,869
(13)	SOYBEAN	12-Mar	(749,826)	(785,038)	(35,212)
(3)	SOYBEAN	12-May	(172,512)	(182,625)	(10,113)
(14)	SOYBEAN MEAL	12-Mar	(409,830)	(438,340)	(28,510)
(2)	SOYBEAN MEAL	12-May	(58,880)	(63,160)	(4,280)
(5)	SOYBEAN OIL	12-Mar	(150,522)	(157,260)	(6,738)
(2)	SOYBEAN OIL	12-May	(59,652)	(63,336)	(3,684)
(13)	SUGAR #11 (WORLD)	12-Mar	(347,760)	(339,248)	8,512
(5)	SUGAR #11 (WORLD)	12-May	(135,968)	(128,520)	7,448
57	US 10YR NOTE	12-Mar	7,411,078	7,474,125	63,047
34	US 2YR NOTE (CBT)	12-Mar	7,497,750	7,498,594	844
44	US 5YR NOTE (CBT)	12-Mar	5,402,860	5,423,344	20,484
16	US LONG BOND(CBT)	12-Mar	2,290,422	2,317,000	26,578
2	US ULTRA BOND(CBT)	12-Mar	315,344	320,375	5,031
(14)	WHEAT (CBT)	12-Mar	(424,050)	(456,925)	(32,875)
(2)	WHEAT (CBT)	12-May	(61,838)	(67,125)	(5,287)
(3)	WHEAT (KCB)	12-Mar	(105,575)	(107,550)	(1,975)
(2)	WHEAT (KCB)	12-May	(68,750)	(72,500)	(3,750)
(1)	WHITE SUGAR (LIF)	12-May	(31,855)	(29,580)	2,275
8	WTI CRUDE	12-Feb	784,470	790,640	6,170
(5)	WTI CRUDE	12-Mar	(489,170)	(495,000)	(5,830)
					206,028

	TOTAL FUTURES		$ 105,304,108	$ 105,828,269	$ 536,376

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, December 31, 2011. As noted elsewhere in this report these futures are collateralized by cash amounts held by the Fund, which totaled approximately $5,688,655 at December 31, 2011. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at December 31, 2011") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which, as noted above totals approximately $6,250,465.

	Summary of long/Short notional values and respective number of contracts

				Long Exposure	Long Exposure	Short Exposure	Short Exposure
				Notional Amounts	No. of Contracts	Notional Amounts	No. of Contracts

	Futures			$ 166,404,665	794	$ (60,576,396)	(561)

No of Contracts						Maturity	Market Value
	WRITTEN PUT OPTIONS - 0.0%
(1)	NASDAQ 100 E-MINI @ 2080					12-Jan	$ (120)

	TOTAL WRITTEN CALL/PUT OPTIONS (Proceeds - $530)

	As of December 31, 2011 the following Forward Currency Exchange contracts were open:

	Forward Currency Contracts
	Purchase Contracts	Currency	Expiration Dates	Local Currency Amount Purchased	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)
	AUSTRALIAN DOLLAR	AUD	3/21/2012	200,000	$ 203,100	$ 202,315	$ (785)
	CHINA YUAN RENMINBI	CNY	1/31/2012	1,269,500	200,000	200,546	546
	EURO	EUR	3/21/2012	300,000	392,734	389,130	(3,604)
	NORWEGIAN KRONE	NOK	1/3-3/21/12	3,598,400	616,105	600,490	(15,615)
	SWEDISH KRONA	SEK	1/3-3/21/12	3,178,606	468,380	459,879	(8,501)

					$ 1,880,319	$ 1,852,360	$ (27,959)

	Sales Contracts	Currency	Expiration Dates	Local Currency amount sold	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)
	CZECH KORUNA	CZK	3/21/2012	(7,695,248)	$ (392,734)	$ (390,129)	$ 2,605
	EURO	EUR	3/21/2012	(700,000)	(932,195)	(907,970)	24,225
	NEW ZEALAND DOLLAR	NZD	3/21/2012	(262,110)	(203,100)	(202,582)	518
	NORWEGIAN KRONE	NOK	1/3-3/21/2012	(400,000)	(67,023)	(66,791)	232
	RUSSIAN ROUBLE (NEW)	RUB	1/31/2012	(6,397,000)	(200,000)	(198,151)	1,849
	SOUTH AFRICAN RAND	ZAR	3/22/2012	(1,663,640)	(200,000)	(203,028)	(3,028)
	SWEDISH KRONA	SEK	1/3-3/21/2012	(584,330)	(85,267)	(84,588)	679
	TAIWAN DOLLAR (NEW)	TWD	1/31/2012	(9,074,000)	(300,000)	(300,001)	(1)
	TURKISH LIRA NEW	TRY	3/21/2012	(758,320)	(400,000)	(393,499)	6,501

					$ (2,780,319)	$ (2,746,739)	$ 33,580

	Total unrealized gain on forward currency contracts						$ 5,621

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 25,449,794	$ -	$ 25,449,794
Total Investments	$ -	$ 25,449,794	$ -	$ 25,449,794
Derivative
Purchase Put options	$ 44	$ -	$ -	$ 44
Futures	968,689	-	-	968,689
Forward currency exchange contracts	-	37,155	-	37,155
Derivative Total	$ 968,733	$ 37,155	$ -	$ 1,005,888
Total	$ 968,733	$ 25,486,949	$ -	$ 26,455,682

Liabilities
Derivatives
Futures	$ (432,313)	$ -	$ -	$ (432,313)
Written Put options	(120)	-	-	(120)
Forward currency exchange contracts	-	(31,534)	-	(31,534)
Total	$ (432,433)	$ (31,534)	$ -	$ (463,967)
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The consolidated financial statements of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AFES invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Futures Evolution Ltd. (“FEL”). FEL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September  13, 2011 and is a disregarded entity for US tax purpose. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

A summary of the Fund’s investment in AFES as follows:

	Inception Date of AMFS	AFES Net Assets at December 31, 2011	% of Total Net Assets at December 31, 2011

AFES	September 8, 2011	$ 6,250,465	17.83%

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus could be subject to substantial losses.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of December 31, 2011 categorized by risk exposure.

Changes in unrealized appreciation/(depreciation) on derivatives:
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at December 31, 2011
Purchased Options	$ (216)	$ -	$ -	$ -	$ (216)
Futures	29,615	275,232	(181,273)	412,802	536,376
Written options	410	-	-	-	410
Forward Contracts	-	5,621	-	-	5,621
Total	$ 29,809	$ 280,853	$ (181,273)	$ 412,802	$ 542,191

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at December 31, 2011 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/29/2012